Goodwill And Other Intangible Assets, Net (Schedule Of Goodwill) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Acquired other intangible assets			$ 385,074
Goodwill [Roll Forward]
Balance, at January 1,		$ 646,715
Net translation differences	[1]	(9,165)
Balance, at December 31,		$ 1,022,624

[1]	Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.